Energy UltraSector ProFund Expense Example - Energy UltraSector ProFund	Jul. 31, 2025 USD ($)
Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 168
Expense Example, with Redemption, 3 Years	520
Expense Example, with Redemption, 5 Years	897
Expense Example, with Redemption, 10 Years	1,955
Service
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	268
Expense Example, with Redemption, 3 Years	823
Expense Example, with Redemption, 5 Years	1,405
Expense Example, with Redemption, 10 Years	$ 2,983